Non-Interest Revenue - Summary of Disaggregation of Revenue from Business Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 239,603.7	$ 2,915.2	₨ 202,979.5	₨ 165,410.4
Retail Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	215,252.5	2,618.9	182,464.1	153,018.2
Wholesale Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	23,619.5	287.4	19,802.0	11,712.7
Treasury Services
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 731.7	$ 8.9	₨ 713.4	₨ 679.5